Schedule of carrying amounts of goodwill cash generating unit (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Goodwill	$ 17,697	$ 18,269	$ 25,794	$ 21,919
Aevitas O Holdings Limited [Member]
IfrsStatementLineItems [Line Items]
Goodwill	6,946	7,222	13,658
VivoPower Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Goodwill	9,091	9,451	10,319
Tembo e-LV B.V. [member]
IfrsStatementLineItems [Line Items]
Goodwill	$ 1,660	$ 1,595	$ 1,817